STOCKHOLDERS' EQUITY - DOLLAR THRIFTY (Details) (USD $)	1 Months Ended												0 Months Ended		1 Months Ended	3 Months Ended	9 Months Ended				9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended			9 Months Ended	0 Months Ended		1 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Interest Rate SWAP	Dec. 31, 2012 Interest Rate SWAP	Mar. 31, 2012 Interest Rate SWAP	Dec. 31, 2011 Interest Rate SWAP	Mar. 31, 2013 Foreign Currency Translation	Dec. 31, 2012 Foreign Currency Translation	Mar. 31, 2012 Foreign Currency Translation	Dec. 31, 2011 Foreign Currency Translation	Sep. 26, 2011 Dollar Thrifty Automotive Group Inc	Feb. 24, 2011 Dollar Thrifty Automotive Group Inc	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc	Dec. 31, 2008 Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Interest Rate SWAP	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Interest Rate SWAP	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc Interest Rate SWAP	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc Interest Rate SWAP	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Foreign Currency Translation	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Foreign Currency Translation	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc Foreign Currency Translation	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc Foreign Currency Translation	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Revolving Credit Facility	Feb. 07, 2012 Dollar Thrifty Automotive Group Inc Forward stock repurchase plan	Nov. 03, 2011 Dollar Thrifty Automotive Group Inc Forward stock repurchase plan	Nov. 30, 2011 Dollar Thrifty Automotive Group Inc Forward stock repurchase plan	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Forward stock repurchase plan
Share Repurchase Program
Amount authorized under share repurchase program													$ 400,000,000	$ 100,000,000	$ 400,000,000																$ 100,000,000	$ 100,000,000
Shares of common stock repurchased	23,200,000															22,494	1,821,137													1,451,193			0
Value of common stock repurchased																1,800,000	129,100,000
Average price per share of common stock acquired (in dollars per share)																$ 79.74	$ 70.91													$ 68.91
Remaining amount available for further purchases of common stock																	271,000,000
Amount of share repurchases permitted under the terms of debt instrument																													344,000,000
Components of accumulated other comprehensive income (loss)
Balance at the beginning of the period		(26,892,000)	3,922,000	(28,414,000)	(19,403,000)	(19,403,000)	(19,403,000)	(19,403,000)	75,273,000	102,678,000	120,889,000	91,319,000					(7,617,000)	(12,329,000)	(18,374,000)	(29,388,000)	(8,488,000)	(18,747,000)	(24,290,000)	(32,952,000)	871,000	6,418,000	5,916,000	3,564,000
Adjustment during the period																					8,488,000	10,259,000	5,543,000	8,662,000	5,491,000	(5,547,000)	502,000	2,352,000
Balance at the end of the period	$ (51,165,000)	$ (26,892,000)	$ 3,922,000	$ (28,414,000)	$ (19,403,000)	$ (19,403,000)	$ (19,403,000)	$ (19,403,000)	$ 75,273,000	$ 102,678,000	$ 120,889,000	$ 91,319,000				$ 6,362,000	$ 6,362,000	$ (12,329,000)	$ (18,374,000)	$ (29,388,000)		$ (8,488,000)	$ (18,747,000)	$ (24,290,000)	$ 6,362,000	$ 871,000	$ 6,418,000	$ 5,916,000